Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 3,288	¥ 309,268	¥ 280,685	¥ 239,269
Additions	407	38,285	96,754	55,791
Deductions	(755)	(70,986)	(65,566)	(10,077)
Other	88	8,268	(2,605)	(4,298)
Valuation allowance at end of year	$ 3,028	¥ 284,835	¥ 309,268	¥ 280,685